Schedule of Roll Forward of Real Estate Investment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Real Estate [Abstract]
Beginning balance	$ 435	$ 660
Additions from 339 acquisition	11,330
Gain on sale of real estate investments		10
Investments in real estate assets	330
Proceeds from the sale of real estate investments	(2,998)	(2,131)
Additions for construction/development	4,432	1,896
Ending balance	$ 13,529	$ 435